                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Navellier Management, Inc.
                 -------------------------------
   Address:      One E. Liberty St.
                 -------------------------------
                 Reno, NV 89501
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-5972
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arjen Kuyper
         -------------------------------
Title:   Chief Operations Officer
         -------------------------------
Phone:   (775) 785-9421
         -------------------------------

Signature, Place, and Date of Signing:

Arjen Kuyper                       Reno, Nevada        November 13, 2000
-------------------------------    -----------------   -----------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]


                                                     NAVELLIER MANAGEMENT, INC.
                                                             FORM 13F
                                                         SEPTEMBER 30, 2000



             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
3-D Systems                        COM             88554D205      997    53200 SH         Sole                 53200
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecom                        COM             000886101      993    36925 SH         Sole                 36925
------------------------------------------------------------------------------------------------------------------------------------
AES Corp.                          COM             00130H105     3425    50000 SH         Sole                 50000
------------------------------------------------------------------------------------------------------------------------------------
AG Edwards Inc                     COM             281760108     7062   135000 SH         Sole                135000
------------------------------------------------------------------------------------------------------------------------------------
Adac Labs                          COM             005313200      793    38100 SH         Sole                 38100
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems                      COM             00724F101     9002    57985 SH         Sole                 57985
------------------------------------------------------------------------------------------------------------------------------------
Advo Inc.                          COM             007585102     1145    34700 SH         Sole                 34700
------------------------------------------------------------------------------------------------------------------------------------
Alcatel                            COM             013904305      993    15800 SH         Sole                 15800
------------------------------------------------------------------------------------------------------------------------------------
Amgen                              COM             031162100      877    12555 SH         Sole                 12555
------------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp.                     COM             032095101     3416    60000 SH         Sole                 60000
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices                     COM             032654105     7286    88245 SH         Sole                 88245
------------------------------------------------------------------------------------------------------------------------------------
Applied Films                      COM             038197109     2986   110100 SH         Sole                110100
------------------------------------------------------------------------------------------------------------------------------------
Applied Materials                  COM             038222105      800    13485 SH         Sole                 13485
------------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits             COM             03822W109    14714    71060 SH         Sole                 71060
------------------------------------------------------------------------------------------------------------------------------------
Art Technology Group Inc.          COM             04289L107     8049    84950 SH         Sole                 84950
------------------------------------------------------------------------------------------------------------------------------------
Atmel Corp.                        COM             049513104      556    36600 SH         Sole                 36600
------------------------------------------------------------------------------------------------------------------------------------
Avert                              COM             053596102      366    18300 SH         Sole                 18300
------------------------------------------------------------------------------------------------------------------------------------
BEA Systems Inc.                   COM             073325102     3712    47660 SH         Sole                 47660
------------------------------------------------------------------------------------------------------------------------------------
BJ Service Co.                     COM             055482103    14732   241020 SH         Sole                241020
------------------------------------------------------------------------------------------------------------------------------------
Barra Inc.                         COM             068313105     2222    35800 SH         Sole                 35800
------------------------------------------------------------------------------------------------------------------------------------
Bell Microproducts Inc             COM             078137106     5297   169500 SH         Sole                169500
------------------------------------------------------------------------------------------------------------------------------------
Biosite Diag                       COM             090945106     1304    32700 SH         Sole                 32700
------------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.                     COM             111320107     1614     6620 SH         Sole                  6620
------------------------------------------------------------------------------------------------------------------------------------
Brocade Comms                      COM             111621108     1392     5900 SH         Sole                  5900
------------------------------------------------------------------------------------------------------------------------------------
CARRIZO OIL & GAS, INC             COM             144577103      596    42600 SH         Sole                 42600
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
CDW Computer Center                COM             125129106     9469   137235 SH         Sole                137235
------------------------------------------------------------------------------------------------------------------------------------
CELERITEK, INC.                    COM             150926103     1093    29000 SH         Sole                 29000
------------------------------------------------------------------------------------------------------------------------------------
Cal Pine                           COM             131347106     4979    47700 SH         Sole                 47700
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.                      COM             151020104     7579   127380 SH         Sole                127380
------------------------------------------------------------------------------------------------------------------------------------
Ceradyne                           COM             156710105      444    45000 SH         Sole                 45000
------------------------------------------------------------------------------------------------------------------------------------
Check Point Software Tech          COM             M22465104     8417    53440 SH         Sole                 53440
------------------------------------------------------------------------------------------------------------------------------------
Chris & Banks                      COM             171046105     4587   118000 SH         Sole                118000
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems                      COM             17275R102      996    18033 SH         Sole                 18033
------------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy            COM             969490101     3062    75600 SH         Sole                 75600
------------------------------------------------------------------------------------------------------------------------------------
Cognos Inc.                        COM             19244C109     3015    74000 SH         Sole                 74000
------------------------------------------------------------------------------------------------------------------------------------
Coherent Inc.                      COM             192479103     1265    18600 SH         Sole                 18600
------------------------------------------------------------------------------------------------------------------------------------
Comverse Technology                COM             205862402     1489    13785 SH         Sole                 13785
------------------------------------------------------------------------------------------------------------------------------------
Concord Camera Corp.               COM             206156101     3060   119400 SH         Sole                119400
------------------------------------------------------------------------------------------------------------------------------------
Corning Inc                        COM             219350105     1966     6620 SH         Sole                  6620
------------------------------------------------------------------------------------------------------------------------------------
Cree Research Inc.                 COM             225447101      535     4600 SH         Sole                  4600
------------------------------------------------------------------------------------------------------------------------------------
Curagen Corporation                COM             23126R101      968    18170 SH         Sole                 18170
------------------------------------------------------------------------------------------------------------------------------------
Cyberoptics Corp.                  COM             232517102      668    36500 SH         Sole                 36500
------------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor              COM             232806109      921    22150 SH         Sole                 22150
------------------------------------------------------------------------------------------------------------------------------------
DATUM INC                          COM             238208102      780    30000 SH         Sole                 30000
------------------------------------------------------------------------------------------------------------------------------------
Dataram Corp.                      COM             238108203      789    38700 SH         Sole                 38700
------------------------------------------------------------------------------------------------------------------------------------
Diamond Tech                       COM             252762109      221     2975 SH         Sole                  2975
------------------------------------------------------------------------------------------------------------------------------------
Diodes                             COM             254543101      521    33900 SH         Sole                 33900
------------------------------------------------------------------------------------------------------------------------------------
Direct Focus                       COM             254931108     3812    95900 SH         Sole                 95900
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Inc.                        COM             26816Q101     1715    30090 SH         Sole                 30090
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp                           COM             268648102     1469    14815 SH         Sole                 14815
------------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Comp.             COM             283677854     1392   101100 SH         Sole                101100
------------------------------------------------------------------------------------------------------------------------------------
Elantec Semiconductor Inc.         COM             284155108     2271    22800 SH         Sole                 22800
------------------------------------------------------------------------------------------------------------------------------------
Emulex Corp.                       COM             292475209    15700   128160 SH         Sole                128160
------------------------------------------------------------------------------------------------------------------------------------
Exar Corp                          COM             300645108     1754    14500 SH         Sole                 14500
------------------------------------------------------------------------------------------------------------------------------------
Federated Investors                COM             314211103    11962   483300 SH         Sole                483300
------------------------------------------------------------------------------------------------------------------------------------
Flash Dis                          COM             M7061C100     5468   143200 SH         Sole                143200
------------------------------------------------------------------------------------------------------------------------------------
Flextronics International          COM             Y2573F102     1322    16100 SH         Sole                 16100
------------------------------------------------------------------------------------------------------------------------------------
Forest Labs Inc.Com                COM             345838106    10609    92500 SH         Sole                 92500
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Trans                      COM             37246E105     1234    35000 SH         Sole                 35000
------------------------------------------------------------------------------------------------------------------------------------
HS Res Inc.                        COM             404297103     4371   130000 SH         Sole                130000
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Hall Kinion & Assc Inc.            COM             406069104      441    15500 SH         Sole                 15500
------------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co.             COM             410768105     6818   207000 SH         Sole                207000
------------------------------------------------------------------------------------------------------------------------------------
Harley Davidson Inc.               COM             412822108     1008    21060 SH         Sole                 21060
------------------------------------------------------------------------------------------------------------------------------------
Harman Inds                        COM             413086109     1361    34800 SH         Sole                 34800
------------------------------------------------------------------------------------------------------------------------------------
I2 Technologies                    COM             465754109     4032    21555 SH         Sole                 21555
------------------------------------------------------------------------------------------------------------------------------------
IVAX Corp                          COM             465823102     6285   136625 SH         Sole                136625
------------------------------------------------------------------------------------------------------------------------------------
Icos Vision Systems Corp.          COM             B49233107      727    24000 SH         Sole                 24000
------------------------------------------------------------------------------------------------------------------------------------
Ilex Oncology Inc.                 COM             451923106      843    28000 SH         Sole                 28000
------------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology I     COM             458118106    13720   151600 SH         Sole                151600
------------------------------------------------------------------------------------------------------------------------------------
International Game Technology      COM             459902102     2286    68000 SH         Sole                 68000
------------------------------------------------------------------------------------------------------------------------------------
Intl Rectifier                     COM             460254105     6072   120240 SH         Sole                120240
------------------------------------------------------------------------------------------------------------------------------------
Inverness Medical                  COM             461268104      439    22800 SH         Sole                 22800
------------------------------------------------------------------------------------------------------------------------------------
Jaco Electronics                   COM             469783104     1455    97000 SH         Sole                 97000
------------------------------------------------------------------------------------------------------------------------------------
Juniper Networks                   COM             48203R104     1646     7520 SH         Sole                  7520
------------------------------------------------------------------------------------------------------------------------------------
Kopin Corp.                        COM             500600101      602    33470 SH         Sole                 33470
------------------------------------------------------------------------------------------------------------------------------------
LM Ericsson                        COM             294821400      795    53640 SH         Sole                 53640
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp of American HL     COM             50540R409     3712    31000 SH         Sole                 31000
------------------------------------------------------------------------------------------------------------------------------------
Learning Tree Intl, Inc.           COM             522015106      857    18000 SH         Sole                 18000
------------------------------------------------------------------------------------------------------------------------------------
Lone Star Tech Inc.                COM             542312103     6604   143100 SH         Sole                143100
------------------------------------------------------------------------------------------------------------------------------------
MGM Grand                          COM             552953101    10502   275000 SH         Sole                275000
------------------------------------------------------------------------------------------------------------------------------------
Macrovision Corp                   COM             555904101     3458    42690 SH         Sole                 42690
------------------------------------------------------------------------------------------------------------------------------------
Manhattan Assoc                    COM             562750109     5776    94300 SH         Sole                 94300
------------------------------------------------------------------------------------------------------------------------------------
Mapinfo Corp.                      COM             565105103     3283   104850 SH         Sole                104850
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc.                     COM             584699102     1578    20430 SH         Sole                 20430
------------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp           COM             589405109    15783   100690 SH         Sole                100690
------------------------------------------------------------------------------------------------------------------------------------
Merix Corp.                        COM             590049102      898    13850 SH         Sole                 13850
------------------------------------------------------------------------------------------------------------------------------------
Micrel Semiconductor               COM             594793101    10050   150000 SH         Sole                150000
------------------------------------------------------------------------------------------------------------------------------------
Mitchell Energy & Development      COM             606592202    10052   215600 SH         Sole                215600
------------------------------------------------------------------------------------------------------------------------------------
NS Group Inc                       COM             628916108      659    33200 SH         Sole                 33200
------------------------------------------------------------------------------------------------------------------------------------
Nanogen, Inc.                      COM             630075109      291    15000 SH         Sole                 15000
------------------------------------------------------------------------------------------------------------------------------------
Nanometrics Inc.                   COM             630077105     4868    91100 SH         Sole                 91100
------------------------------------------------------------------------------------------------------------------------------------
Natural Microsystems Corp.         COM             638882100     4643    86300 SH         Sole                 86300
------------------------------------------------------------------------------------------------------------------------------------
Netegrity Inc.                     COM             64110P107     1501    21450 SH         Sole                 21450
------------------------------------------------------------------------------------------------------------------------------------
Network Appliance                  COM             64120L104     1681    13195 SH         Sole                 13195
------------------------------------------------------------------------------------------------------------------------------------
Newport Corp.                      COM             651824104     9624    60425 SH         Sole                 60425
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Nortel Networks                    COM             656569100      959    16105 SH         Sole                 16105
------------------------------------------------------------------------------------------------------------------------------------
Oak Technology                     COM             671802106     1032    37710 SH         Sole                 37710
------------------------------------------------------------------------------------------------------------------------------------
Oakley Inc.                        COM             673662102     4391   250000 SH         Sole                250000
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation                 COM             68389X105     5272    66945 SH         Sole                 66945
------------------------------------------------------------------------------------------------------------------------------------
PC Connection                      COM             69318J100     1539    27000 SH         Sole                 27000
------------------------------------------------------------------------------------------------------------------------------------
PERKIN ELMER                       COM             714046109     8799    84300 SH         Sole                 84300
------------------------------------------------------------------------------------------------------------------------------------
PMC Sierra Inc.                    COM             69344F106     1291     6000 SH         Sole                  6000
------------------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp              COM             703224105     1742    87110 SH         Sole                 87110
------------------------------------------------------------------------------------------------------------------------------------
Patterson Energy                   COM             703414102     4685   136300 SH         Sole                136300
------------------------------------------------------------------------------------------------------------------------------------
Penton Media                       COM             709668107      309    11230 SH         Sole                 11230
------------------------------------------------------------------------------------------------------------------------------------
Pericom Semicon                    COM             713831105      962    25600 SH         Sole                 25600
------------------------------------------------------------------------------------------------------------------------------------
Photon Dynamics Inc.               COM             719364101     1555    41200 SH         Sole                 41200
------------------------------------------------------------------------------------------------------------------------------------
Plexus Corp.                       COM             729132100     8366   118660 SH         Sole                118660
------------------------------------------------------------------------------------------------------------------------------------
Power Wave Tech.                   COM             739363109     2257    59455 SH         Sole                 59455
------------------------------------------------------------------------------------------------------------------------------------
Power-One Inc.                     COM             739308104     5956    98420 SH         Sole                 98420
------------------------------------------------------------------------------------------------------------------------------------
Prima Energy                       COM             741901201     5724   107500 SH         Sole                107500
------------------------------------------------------------------------------------------------------------------------------------
Protein Lab Design                 COM             74369L103     7257    60220 SH         Sole                 60220
------------------------------------------------------------------------------------------------------------------------------------
QLogic Corp                        COM             747277101      867     9850 SH         Sole                  9850
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.             COM             74834L100    12112   105550 SH         Sole                105550
------------------------------------------------------------------------------------------------------------------------------------
RICHARDSON ELECTRON LTD COMMON     COM             763165107      687    41000 SH         Sole                 41000
------------------------------------------------------------------------------------------------------------------------------------
Rainbow Technologies               COM             750862104      559    15800 SH         Sole                 15800
------------------------------------------------------------------------------------------------------------------------------------
Rehabcare                          COM             759148109     3400    80000 SH         Sole                 80000
------------------------------------------------------------------------------------------------------------------------------------
Robert Half Int'l                  COM             770323103    12487   360000 SH         Sole                360000
------------------------------------------------------------------------------------------------------------------------------------
Rogers Corp.                       COM             775133101      999    31600 SH         Sole                 31600
------------------------------------------------------------------------------------------------------------------------------------
STMicroelectronics N V             COM             861012102      904    18975 SH         Sole                 18975
------------------------------------------------------------------------------------------------------------------------------------
Scientific Atlanta                 COM             808655104     8639   135775 SH         Sole                135775
------------------------------------------------------------------------------------------------------------------------------------
Sepracor                           COM             817315104     6441    52500 SH         Sole                 52500
------------------------------------------------------------------------------------------------------------------------------------
Shuffle Master                     COM             825549108      972    50000 SH         Sole                 50000
------------------------------------------------------------------------------------------------------------------------------------
Siebel Systems Inc.                COM             826170102     1764    15850 SH         Sole                 15850
------------------------------------------------------------------------------------------------------------------------------------
Silicon Storage Tech Inc.          COM             827057100     1760    64730 SH         Sole                 64730
------------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares          COM             827064106    10377   178200 SH         Sole                178200
------------------------------------------------------------------------------------------------------------------------------------
Standard Microsystems              COM             853626109     2236   102520 SH         Sole                102520
------------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems                   COM             866810104     1323    11335 SH         Sole                 11335
------------------------------------------------------------------------------------------------------------------------------------
TEXAS BIOTECHNOLOGY                COM             88221T104      357    22300 SH         Sole                 22300
------------------------------------------------------------------------------------------------------------------------------------
Techne Corp                        COM             878377100     5199    46420 SH         Sole                 46420
------------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----
Technitrol, Inc.                   COM             878555101      872     8630 SH         Sole                  8630
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp.              COM             Y8564W103     2704    57600 SH         Sole                 57600
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare                   COM             88033G100     2073    57000 SH         Sole                 57000
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments                  COM             882508104      601    12745 SH         Sole                 12745
------------------------------------------------------------------------------------------------------------------------------------
Tollgrade Communications Inc.      COM             889542106    10305    74240 SH         Sole                 74240
------------------------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor             COM             89674K103     1359    37310 SH         Sole                 37310
------------------------------------------------------------------------------------------------------------------------------------
Trimeris Inc.                      COM             896263100     1748    25000 SH         Sole                 25000
------------------------------------------------------------------------------------------------------------------------------------
Varian Inc.                        COM             922206107     2864    66500 SH         Sole                 66500
------------------------------------------------------------------------------------------------------------------------------------
Veritas Software                   COM             923436109     1402     9875 SH         Sole                  9875
------------------------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals             COM             92532F100     9734   115200 SH         Sole                115200
------------------------------------------------------------------------------------------------------------------------------------
Vishay Inter                       COM             928298108     9395   305520 SH         Sole                305520
------------------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Finl                COM             930059100     6200   200000 SH         Sole                200000
------------------------------------------------------------------------------------------------------------------------------------
Xilinx                             COM             983919101     1412    16495 SH         Sole                 16495
------------------------------------------------------------------------------------------------------------------------------------
Zygo Corp.                         COM             989855101      644     7400 SH         Sole                  7400
------------------------------------------------------------------------------------------------------------------------------------
144 DATA RECORDS                                               543079          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
------------------------------------------------------------------------------------------------------------------------------------